Schedule of Right of Use Asset And Lease Liability (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right of use asset to depreciate
Beginning balance	€ 191,966	€ 255,954
Additions	857,560
Disposals	(159,972)
Depreciation	(102,286)	(63,988)
Ending balance	787,268	191,966
Non-current lease liability
Beginning balance	133,705	257,335
Additions	857,560
Disposals	(102,473)
Payments related to liability	(89,163)	(60,603)
Current lease liability	(159,184)	(63,027)
Ending balance	€ 640,445	€ 133,705